Reportable Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Reportable segment information

(millions of dollars)	2016
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$7,790	$1,585	$1,889	$587	$5	$11,856
Intersegment transfers		2,775	15	39	(2,829)
Total net sales and intersegment transfers	$7,790	$4,360	$1,904	$626	$(2,824)	$11,856
Segment profit (loss) (1)	$1,623	$319	$239	$(17)		$2,164
Interest expense (2)					$(154)	(154)
Administrative expenses and other (3)					(415)	(415)
Income before income taxes	$1,623	$319	$239	$(17)	$(569)	$1,595
Reportable segment margins	20.8%	7.3%	12.6%	(2.7)%
Identifiable assets	$1,779	$2,005	$818	$369	$1,782	$6,753
Capital expenditures	80	99	19	19	22	239
Depreciation	69	47	20	7	29	172

(1) Latin America Coatings Group's segment loss includes goodwill and trademark impairment of $10.7 million.
(2) Includes costs associated with the anticipated acquisition of Valspar totaling $72.8 million.
(3) Includes costs associated with the anticipated acquisition of Valspar totaling $58.4 million.

	2015
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$7,209	$1,578	$1,916	$631	$5	$11,339
Intersegment transfers		2,736	5	40	(2,781)
Total net sales and intersegment transfers	$7,209	$4,314	$1,921	$671	$(2,776)	$11,339
Segment profit	$1,434	$309	$202	$18		$1,963
Interest expense					$(62)	(62)
Administrative expenses and other					(352)	(352)
Income before income taxes	$1,434	$309	$202	$18	$(414)	$1,549
Reportable segment margins	19.9%	7.2%	10.5%	2.7%
Identifiable assets	$1,685	$1,925	$814	$352	$1,003	$5,779
Capital expenditures	119	61	21	14	19	234
Depreciation	64	47	25	8	26	170

	2014
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$6,852	$1,421	$2,081	$771	$5	$11,130
Intersegment transfers		2,745	8	40	(2,793)
Total net sales and intersegment transfers	$6,852	$4,166	$2,089	$811	$(2,788)	$11,130
Segment profit	$1,201	$253	$201	$40		$1,695
Interest expense					$(64)	(64)
Administrative expenses and other					(373)	(373)
Income before income taxes	$1,201	$253	$201	$40	$(437)	$1,258
Reportable segment margins	17.5%	6.1%	9.6%	4.9%
Identifiable assets	$1,602	$1,883	$874	$427	$913	$5,699
Capital expenditures	87	45	16	8	45	201
Depreciation	58	48	28	9	26	169